Significant Accounting Policies - Additional information (Detail) - Computer Software, Intangible Asset [Member]	12 Months Ended
Dec. 31, 2020
Maximum [Member]
Minimum period beyond which revolving consumer lines and credit cards are charged off
Finite-Lived Intangible Asset, Useful Life	7 years
Minimum [Member]
Minimum period beyond which revolving consumer lines and credit cards are charged off
Finite-Lived Intangible Asset, Useful Life	3 years